Digital Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Company's Bitcoin Held in Treasury

The following is a summary of Fold’s bitcoin held in treasury as of the dates shown:

	June 30, 2026	December 31, 2025
Rewards treasury (USD)	$4,504,290	$6,872,869
Investment treasury (USD)	11,356,023	133,658,791
Total bitcoin treasury (USD)	$15,860,313	$140,531,660
	June 30, 2026	December 31, 2025
Rewards treasury (BTC)	77	79
Investment treasury (BTC)	194	1,527
Total bitcoin treasury (BTC)	271	1,606

The following is a summary of Fold’s bitcoin held in treasury as of the dates shown:

	December 31, 2025	December 31, 2024
Rewards treasury (USD)	$6,872,869	$8,569,651
Investment treasury (USD)	133,658,791	93,568,700
Total bitcoin treasury (USD)	$140,531,660	$102,138,351
	December 31, 2025	December 31, 2024
Rewards treasury (BTC)	79	92
Investment treasury (BTC)	1,527	1,002
Total bitcoin treasury (BTC)	1,606	1,094

Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets

A reconciliation, in the aggregate, of beginning and ending balances of the Company’s digital assets as of the dates shown is as follows:

	Rewards Treasury	Investment Treasury	Digital Assets
Bitcoin held at January 1, 2025	$8,569,651	$93,568,700	$102,138,351
Purchases of bitcoin	1,011,941	1,362,089	2,374,030
Bitcoin received from March 2025 Investor Note(2)	—	43,965,525	43,965,525
Disbursements of bitcoin(1)	(1,536,385)	—	(1,536,385)
Remeasurement gain (loss) on bitcoin(4)	1,324,091	20,965,072	22,289,163
Bitcoin held at June 30, 2025	$9,369,298	$159,861,386	$169,230,684
Purchases of bitcoin	1,640,528	4,000,711	5,641,239
Disbursements of bitcoin(1)	(2,418,595)	—	(2,418,595)
Remeasurement gain (loss) on bitcoin	(1,718,362)	(30,203,306)	(31,921,668)
Bitcoin held at December 31, 2025	$6,872,869	$133,658,791	$140,531,660
Purchases of bitcoin	1,748,759	—	1,748,759
Bitcoin repayment for March 2025 Investor Note	—	(34,007,466)	(34,007,466)
Sale of bitcoin(3)	—	(59,120,684)	(59,120,684)
Disbursements of bitcoin(1)	(1,958,815)	—	(1,958,815)
Transfers of bitcoin from investment treasury	650,320	(650,320)	—
Remeasurement gain (loss) on bitcoin(4)	(2,808,843)	(28,524,298)	(31,333,141)
Bitcoin held at June 30, 2026	$4,504,290	$11,356,023	$15,860,313

(1)      Disbursements of bitcoin represent amounts that were distributed to customers to fulfill customer rewards obligations or to satisfy other current obligations.

(2)      The bitcoin received from the March 2025 Investor Note is net of prepaid interest. Refer to Note 9 for additional details.

(3)      Proceeds from the sale of bitcoin during the six months ended June 30, 2026 were used to pay off the June 2025 Amended Investor Note, repay in full the outstanding balance under the Company’s Credit Facility (as defined below), and fund unrestricted cash for general corporate purposes. Refer to Note 9 for additional details.

(4)      The remeasurement loss of $1.0 million recognized on the digital assets balances for the three months ended June 30, 2026 consisted of a realized loss of $4.4 million and an unrealized gain of $3.4 million. The remeasurement gain of $38.9 million recognized on the digital assets balance for the three months ended June 30, 2025 consisted of a realized gain of $0.6 million and an unrealized gain of $38.3 million.

The remeasurement loss of $31.3 million recognized on the digital assets balances for the six months ended June 30, 2026 consisted of a realized gain of $0.2 million and an unrealized loss of $31.5 million. The remeasurement gain of $22.3 million recognized on the digital assets balance for the six months ended June 30, 2025 consisted of a realized gain of $1.1 million and an unrealized gain of $21.2 million.

A reconciliation, in the aggregate, of beginning and ending balances of the Company’s digital assets as of the dates shown is as follows:

	Rewards Treasury	Investment Treasury	Digital Assets
Bitcoin held at January 1, 2024	$5,333,384	$82,631	$5,416,015
Purchases of bitcoin	1,748,204	132,359	1,880,563
Disbursements of bitcoin(1)	(4,040,111)	—	(4,040,111)
Proceeds from SAFE financings received in bitcoin	—	64,106,134	64,106,134
Proceeds from sale of bitcoin	(104,868)	—	(104,868)
Remeasurement gain (loss) on bitcoin	5,633,042	29,247,576	34,880,618
Bitcoin held at December 31, 2024	$8,569,651	$93,568,700	$102,138,351
Purchases of bitcoin	2,652,469	5,362,800	8,015,269
Bitcoin received from March 2025 Investor Note(2)	—	43,965,525	43,965,525
Disbursements of bitcoin(1)	(3,954,980)	—	(3,954,980)
Remeasurement gain (loss) on bitcoin	(394,271)	(9,238,234)	(9,632,505)
Bitcoin held at December 31, 2025	$6,872,869	$133,658,791	$140,531,660

(1)      Disbursements of bitcoin represent amounts that were distributed to customers to fulfill customer rewards obligations, fulfil redemptions related to bitcoin gift cards, or to satisfy other current obligations.

(2)      The bitcoin received from the March 2025 Investor Note is net of prepaid interest. Refer to Note 10 for additional details.